Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Leases
Operating leases: weighted average remaining useful life (years)	3 years 5 months 4 days	3 years 10 months 13 days	4 years 1 month 9 days
Finance Lease, Weighted Average Remaining Lease Term			2 years 6 months
Operating leases: Weighted average discount rate	8.00%	8.00%	6.82%
Finance Lease, Weighted Average Discount Rate, Percent			8.00%